Long-Term Debt, Excluding Current Maturities	12 Months Ended
Dec. 31, 2011
Long-Term Debt, Excluding Current Maturities [Abstract]
Long-Term Debt, Excluding Current Maturities
Note 8 - Long-Term Debt, Excluding Current Maturities

Banks and others

	Annual
	interest rate at
	December 31	December 31
	2011	2011	2010
	%
Linkage terms
U.S. dollar	2.14 - 3.86	950	888
NIS - linked to the CPI	4.5 - 6.5	57	204
Euro	2.17 - 3	554	140
NIS - linked to the Prime rate	P+0.9-P+3	472	1,898
NIS - not linked	7.6 - 8.4	746	42

		2,779	3,172
Less - current maturities		(1,175)	(1,919)

		1,604	1,253

Minimum future payments at December 31, 2011 due under the long term debt is as follows:

Long-Term
Loan
First year	1,175
Second year	1,325
Third year and onwards	279

2,779

Long-term debt includes capital leases in the amounts of $330 and $70 for the years ended December 31, 2011 and 2010, respectively.

Financial covenants in respect of the Company's credit facilities and long-term debt with one of the Company's banks require the Company to maintain the higher of shareholders' equity of NIS 17.5 million ($4.9 million) or 17% of the Company's consolidated total assets. For this purpose, shareholders' equity excludes certain intangible assets and prepaid expenses (except insurance premiums). As of December 31, 2011, the Company was not in compliance with such covenants. However, in February 2012 the bank granted the Company a waiver, stating that the bank would not take any measures against the Company arising from the breach of such covenants, before the date of the release of its audited financial statements for the year ending December 31, 2012, which are expected to be released no later than April 30, 2013, by which time the Company must return to compliance.

Financial covenants in respect of the Company's credit facilities and long-term debt with another bank require the Company to maintain the higher of shareholders' equity, excluding certain intangible assets and prepaid expenses (except insurance premiums), of NIS 10 million ($2.6 million), or 11% of the Parent's total assets (on a non-consolidated basis). As of December 31, 2011, the Company was in compliance with such covenants.

As to pledges securing the loans, see Note 10A.